Climate change and energy transition - MidPrice Outlook (Details)	12 Months Ended
Dec. 31, 2025 $ / bbl
2026 | IEA Current Policies
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	82
2026 | IEA Stated Policies
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	81
2026 | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	59
2026 | Average prices from three 1.5-2°C external climate change scenarios
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	67
2026 | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	72
2030 | IEA Current Policies
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	86
2030 | IEA Stated Policies
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	81
2030 | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	70
2030 | Average prices from three 1.5-2°C external climate change scenarios
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	56
2030 | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	55
2035 | IEA Current Policies
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	90
2035 | IEA Stated Policies
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	81
2035 | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	70
2035 | Average prices from three 1.5-2°C external climate change scenarios
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	41
2035 | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	34
2040 | IEA Current Policies
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	97
2040 | IEA Stated Policies
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	83
2040 | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	70
2040 | Average prices from three 1.5-2°C external climate change scenarios
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	38
2040 | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	31
2045 | IEA Current Policies
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	103
2045 | IEA Stated Policies
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	80
2045 | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	70
2045 | Average prices from three 1.5-2°C external climate change scenarios
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	35
2045 | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	29
2050 | IEA Current Policies
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	108
2050 | IEA Stated Policies
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	78
2050 | Shell mid-price
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	70
2050 | Average prices from three 1.5-2°C external climate change scenarios
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	33
2050 | IEA NZE50
Disclosure of Climate Change and Energy Transition [Line Items]
Expected oil price (USD per barrel)	26